FAIR VALUE MEASUREMENTS - SEPA Convertible Note - Settlement and Termination Agreement (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
FAIR VALUE MEASUREMENTS
Total fair value of Pre-Paid Advance Obligation		$ 3,630,000
Settlement and Termination Agreement
FAIR VALUE MEASUREMENTS
Fair value Of terminated agreement	$ 0
SEPA Convertible Note
FAIR VALUE MEASUREMENTS
Total fair value of Pre-Paid Advance Obligation	841,000	1,543,000	$ 2,300,000
SEPA Convertible Note | Settlement and Termination Agreement
FAIR VALUE MEASUREMENTS
Outstanding balance	600,000	1,386,975
Bi-weekly payment amount	250,000	250,000
Fair value of outstanding balance	593,646	1,368,000
Termination fee (payable in Common Stock at IPO price)	167,849	175,000
Total fair value of Pre-Paid Advance Obligation	$ 971,000	1,543,000
Fair value Of terminated agreement		$ 0
Discount rate | SEPA Convertible Note | Settlement and Termination Agreement
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.18	0.15
ICE BofA CCC & Lower US High Yield Index | SEPA Convertible Note | Settlement and Termination Agreement
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.139	0.125
S&P U.S. High Yield Corporate Bond CCC index | SEPA Convertible Note | Settlement and Termination Agreement
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.246	0.157
Pepperdine Private Capital Markets mezzanine required rate of return | SEPA Convertible Note | Settlement and Termination Agreement
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.16	0.19